REALTYCRUNCH ACQUISITION	12 Months Ended
Dec. 31, 2021
RealtyCrunch Inc [Member]
Disclosure of detailed information about business combination [line items]
REALTYCRUNCH ACQUISITION [Text Block]

6. REALTYCRUNCH ACQUISITION

On January 11, 2021, Real completed the acquisition of the business assets and intellectual property of RealtyCrunch Inc. (the "RealtyCrunch Transaction"). The RealtyCrunch Transaction was settled in cash for an aggregate purchase price of USD $1.1 million plus 184 Common Share purchase warrants of Real. Each warrant is exercisable into one Common Share at a price of CAD $1.36 for a period of four years. In connection with this acquisition, Real also granted 2,441 stock options ("Options"), which vest over a 4-year period. The Company has determined the acquisition meets the definition of business combinations within the scope of IFRS 3, Business Combination and has completed the determination to allocate purchase price among the assets purchased and amount attributable to goodwill. The expense incurred related to the acquisition was $38 for the year ended December 31, 2021.

The following table summarizes the fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Balance at, December 31, 2021
Identifiable assets acquired and goodwill
Proprietary Technology	563
Goodwill	602
Total Purchase Price	1,165
Cash Paid	1,100
Warrants Issued	65

We have completed the valuation of the acquired assets and assumed liabilities and have assigned $563 as the fair value of the Company's developed technology and $602 as the residual goodwill.